Revenue, Disaggregation of Revenue from Contracts with Customers (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	$ 1,140,545,581	$ 729,953,807	$ 284,890,018
Administrative services to related parties	0	0	1,761,896
Total revenue	1,140,545,581	729,953,807	286,651,914
Services and Products Transferred at a Point in Time [Member]
Major Products/Service Lines [Abstract]
Total revenue	248,783,884	179,332,159	117,234,636
Services Transferred Over Time [Member]
Major Products/Service Lines [Abstract]
Total revenue	891,761,697	550,621,648	169,417,278
Room Rentals [Member]
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	435,139,429	316,126,908	169,417,278
Food and Beverage [Member]
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	141,320,265	121,899,683	104,813,372
All-inclusive [Member]
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	456,622,268	234,494,740	0
Spa Services [Member]
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	20,326,706	12,925,180	3,127,449
Guess dry, cleaning & laundry [Member]
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	2,786,497	3,526,613	4,818,864
Other Services [Member]
Major Products/Service Lines [Abstract]
Revenue from contracts with customers	$ 84,350,416	$ 40,980,683	$ 2,713,055